Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Interim Financial Reporting [Abstract]
Disclosure of dividends announced and paid

	Pence per share			Cents per share					$ million
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Dividends announced and paid in cash
Preference shares							1	1	1
Ordinary shares
March	6.1761	5.6922	5.5507	8.000	7.270	6.610	1,257	1,218	1,183
June	5.8993	5.6825	5.3089	8.000	7.270	6.610	1,237	1,204	1,152
September	6.1942	6.0498	5.7320	8.320	8.000	7.270	1,288	1,297	1,249
December	6.2394	6.2959	5.7367	8.320	8.000	7.270	1,276	1,283	1,224
	24.5090	23.7204	22.3283	32.640	30.540	27.760	5,059	5,003	4,809
Dividend announced, paid in March 2026				8.320			1,280